UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
NET CASH FLOW FROM OPERATING ACTIVITIES
Net income	$ 138.1	$ 6.9
Adjustments for:
Depreciation and amortization	77.7	62.5
Impairment losses	0.3	1.3
Share-based payment expense	6.5	1.0
Other non-cash valuation losses	0.0	1.4
Interest income	(1.5)	(2.7)
Interest expense	22.0	68.3
Foreign currency exchange losses, net & other finance costs	(3.9)	14.0
Loss on debt extinguishment	0.0	14.3
Income tax expense	59.5	8.2
Changes in:
Inventories	(26.2)	(17.9)
Accounts receivables	66.7	28.2
Prepaid expenses and other assets	4.5	23.2
Accounts payables	(71.4)	(11.5)
Other liabilities	(39.4)	1.2
Cash generated from operating activities	232.9	198.4
Interest paid	(35.6)	(54.5)
Interest received	4.1	2.8
Income taxes paid	(37.7)	(30.2)
Net cash flows from operating activities	163.7	116.5
NET CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(41.1)	(58.7)
Acquisition of intangible assets	(26.6)	(4.5)
Acquisition of right-of-use assets	(1.5)	(4.1)
Net cash flows used in investing activities	(69.2)	(67.3)
NET CASH FLOW FROM FINANCING ACTIVITIES
Repayments of short-term borrowings from financial institutions	0.0	(90.0)
Net (repayments of)/proceeds from revolving credit facilities	0.0	(284.9)
Proceeds from long-term borrowings from financial institutions	0.0	2,027.3
Repayments of long-term borrowings from financial institutions	0.0	(1,830.5)
Repayments of long-term borrowings from related parties	0.0	(1,460.4)
Proceeds from share issuance	0.0	1,514.8
Proceeds from exercise of share options	10.9	0.0
Payments of lease liabilities	(25.5)	(22.9)
Payments of debt issuance costs	(0.5)	(2.1)
Settlements of forward contracts and balance sheet hedges	(12.2)	(31.0)
Release of derivative contract collateral	1.5	0.0
Other financing items	(1.6)	(5.2)
Net cash flows used in financing activities	(27.4)	(184.9)
CHANGE IN CASH AND CASH EQUIVALENTS	67.1	(135.7)
Cash and cash equivalents
Cash and cash equivalents at period end	422.1	337.3
Translation differences	9.6	(10.4)
Cash and cash equivalents at the beginning of the period	345.4	483.4
NON-CASH INVESTING ACTIVITIES
Capital expenditures in accounts payable	(31.5)	(19.8)
NON-CASH FINANCING ACTIVITIES
Equitization of related party loans and interest	$ 0.0	$ 2,562.0